SHARE CAPITAL (Details Narrative)														1 Months Ended						3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2023 shares	Apr. 30, 2023 USD ($) shares Segment $ / shares	Apr. 03, 2023 USD ($) Segment $ / shares	Dec. 09, 2022 USD ($) $ / shares shares	Dec. 09, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($) shares $ / shares	Nov. 23, 2020 shares	Jun. 24, 2020 USD ($) $ / shares shares	Jun. 24, 2020 CAD ($)	Feb. 13, 2020 USD ($) $ / shares shares	Feb. 13, 2020 CAD ($)	Feb. 12, 2020 USD ($) $ / shares shares	Feb. 12, 2020 CAD ($)	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CAD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 CAD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 CAD ($)	Apr. 30, 2023 USD ($) shares Segment $ / shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2023 USD ($) shares Segment $ / shares	Apr. 30, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares $ / shares	Oct. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) shares Segment $ / shares	Jan. 31, 2021 USD ($) shares Segment $ / shares	Nov. 03, 2022 shares $ / shares	Oct. 31, 2022 shares	Oct. 31, 2022 Segment	Sep. 30, 2022 USD ($) shares	Aug. 31, 2022 $ / shares	Aug. 13, 2022 USD ($) shares	Jul. 29, 2022 shares	Jul. 22, 2022 shares	Jun. 30, 2022 shares	Jan. 31, 2021 $ / shares	Sep. 30, 2020 $ / shares	Aug. 31, 2020 $ / shares	Aug. 30, 2020 USD ($)	Jul. 31, 2020 $ / shares	Jul. 17, 2020 USD ($) shares	Jun. 30, 2020 shares	Jun. 24, 2020 $ / shares	Feb. 13, 2020 $ / shares shares	Feb. 12, 2020 $ / shares	Jan. 31, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Shares outstanding | shares																																			3.86
Number of shares issued | shares								112,743		90,194		36,078																																		90,194
Par value per share | (per share)								$ 1.66		$ 4.17		$ 4.17																																	$ 2.20	$ 5.56	$ 5.56
Proceeds from share issuance						$ 15,510,764
Proceeds from warrants																						$ 1,667
Share issuance costs						$ 1,840,861																			$ 1,840,861
Legal fee																				$ 12,899	$ 9,954	62,447	29,841	26,339	91,050		$ 11,207
Allocated to equity		$ 1,905,507																		$ 1,905,507		$ 1,905,507		$ 400,936	$ 1,137,814		$ 308,660	$ 308,660
Options granted term																						5 years			5 years
Shares granted | shares																											80,181
Weighted average fair value at measurement date, share options granted			$ 162,384																								$ 145,933	$ 145,933
Description of share value | $ / shares			$ 6.48
Exercise price | $ / shares			$ 6.50
Expected dividend yield			0.00%																						0.00%		0.00%
Expected volatility			72.00%																						100.00%		100.00%
Risk-free interest rate			2.94%																						1.11%		0.25%
Expected remaining life			5 years																								5 years
Sharebased compensation expense																						$ 6,245	7,862
RSU outstanding		689,640																		689,640		689,640		730,258			730,258	730,258		5,082,225	5,082,225
Weighted average life remaining of warrants outstanding																						4 years 4 months 9 days			4 years 2 months 1 day
Granted price | $ / shares																									$ 4.22		$ 7.87
Exercise price of outstanding share options | $ / shares						$ 4.16
Fair value of warrants		$ 1,107,775				$ 5,047,704														$ 1,107,775		$ 1,107,775		$ 1,582,977	$ 1,242,580		$ 1,490,059	$ 1,490,059
Underwriting fees						1,085,753
Legal fee						500,000
Other expenses, by nature						$ 255,108
Number of warrants, granted | shares																									4,351,967		730,258
Fair value of warrants liability																									$ 818,871
Share-based compensation								$ 459,863
Proceeds from issue of shares								183,945	$ 250,000	$ 377,239	$ 525,000	$ 150,898	$ 200,000
Consulting fees								275,918
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares																												$ 6.95
Options vested | shares							40,876
Number of share options outstanding in share-based payment arrangement		44,007																		44,007		44,007					80,181	80,181
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares																																						$ 6.90
Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																50,000		2,277
Share-based compensation																																$ 140,310		$ 12,658
December and april senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						757,212
Share-based compensation						$ 2,124,886
December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield																									0.00%
Expected volatility																									66.00%
Risk-free interest rate																									279.00%
Restricted share awards [member]
IfrsStatementLineItems [Line Items]
RSU outstanding		19,689																		19,689		19,689								492,228	19,689
Granted price | $ / shares																						$ 71.25			$ 2.85
Share-based compensation																						$ 399,909			$ 271,761
Number of warrants, granted | shares																									492,228
Vesting options [member]
IfrsStatementLineItems [Line Items]
Share-based compensation																								$ 92,276	$ 7,861		$ 145,933
Director And Officer [Member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares			$ 6.25
Shares granted | Segment			40,800
Share price			Apr. 03, 2028
Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																											489,026
Number of shares, cancelled | shares																																				316,023
Share-based compensation																																											$ 1,997,611
Directors [Member] | Restricted Share Award [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																					19,689
Directors [Member] | Restricted share awards [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																																												492,228
Chief Executive Officers [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares												108,233
Share-based compensation								$ 2,074,902				$ 452,694
Number of shares issued, services | shares								508,696
Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		66,667		118,667	118,667											535,491		535,491		66,667	0	66,667	0
Par value per share | (per share)		$ 9.56		$ 15	$ 15											$ 1.66		$ 1.66		$ 9.56		$ 9.56																		$ 2.32		$ 2.32
Proceeds from share issuance					$ 2,948,050
Description of shares					Each of the units consists of one share of common stock and one non-tradable warrant (“the unit warrants”) exercisable for one share of common stock at a price of $15 for a period of 5.5 years from the closing date of the Private placement.
Proceeds from warrants		$ 283																				$ 1,667
Share issuance costs					$ 623,776
Distribution cost					295,000
Legal fee					132,500
Other expense					196,276
Transaction cost					623,776
Allocated to equity				$ 205,982	$ 205,982
Distribution cost | Segment																						66,667
Fair value of warrants																$ 178,955		$ 178,955
Proceeds from issue of shares																$ 746,365	$ 1,240,198	$ 746,365	$ 1,240,198
Prefunded Units [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				78,000	78,000
Par value per share | $ / shares				$ 14.98	$ 14.98
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares						3,728,549
Par value per share | $ / shares						$ 4.16
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield						0.00%										0.00%	0.00%	0.00%	0.00%
Expected volatility						66.00%										100.00%	100.00%	100.00%	100.00%
Risk-free interest rate						2.79%										0.28%	0.28%	0.28%	0.28%
Expected remaining life						5 years										2 years 11 months 12 days	2 years 11 months 12 days	2 years 11 months 12 days	2 years 11 months 12 days
Warrants expiry date																									Aug. 04, 2027
Granted price | (per share)																											$ 2.66	$ 3.47
Number of warrants, granted | shares						262,841																					267,745
Exercise price | (per share)						$ 5.20										$ 2.59		$ 2.59																						3.47		$ 3.47
Warrant reserve [member] | December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Granted price | $ / shares																									$ 4.16
Number of warrants, granted | shares																									360,577
Underwriter warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield						0.00%
Expected volatility						66.00%
Risk-free interest rate						2.92%
Expected remaining life						5 years
Fair value of warrants liability						$ 318,581
Brokered private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares														756,230		756,230
Par value per share | (per share)														$ 5.17		$ 5.17																							$ 6.95	6.95
Proceeds from share issuance														$ 3,217,886	$ 5,311,684	$ 3,217,886	$ 5,311,684
Fair value of warrants														821,346																											$ 821,346
Paid finders fees														$ 400,083		$ 400,083
Number of shares issued, fees | shares														179,434	179,434	179,434	179,434
Brokered warrant [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares														236,073		236,073
Expected dividend yield														0.00%	0.00%	0.00%	0.00%
Expected volatility														100.00%	100.00%	100.00%	100.00%
Risk-free interest rate														0.30%	0.30%	0.30%	0.30%
Expected remaining life														2 years 10 months 2 days	2 years 10 months 2 days	2 years 10 months 2 days	2 years 10 months 2 days
Fair value of warrants														$ 123,981		$ 123,981
Exercise price | (per share)														$ 7.80		$ 7.80																							$ 10.42	$ 10.42
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted | shares																											661
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Granted price | (per share)																											$ 7.80	$ 10.42
Number of warrants, granted | shares																											401,354
Broker warrant one [member]
IfrsStatementLineItems [Line Items]
Number of warrants, granted | shares																											60,498
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Share reorganisation	1 new share was issued for each 25 outstanding shares
Nonadjusting event [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				2,966,667	2,966,667
Par value per share | $ / shares				$ 0.60	$ 0.60
Proceeds from share issuance				$ 2,948,050
Share issuance costs				623,750
Underwriting fees				295,000
Legal fee				132,500
Other expenses, by nature				$ 196,250
Nonadjusting event [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares				$ 0.001	$ 0.001
Class A shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding | shares																																			6,824,127
Class B shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding | shares																																			7,130,223
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding | shares																																			3,615,116
Ordinary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Shares outstanding | shares	12,784,209
Shares outstanding | shares	511,361
One Warrants [Member]
IfrsStatementLineItems [Line Items]
Reset price | $ / shares																													$ 52				$ 52
Warrant exercise price | $ / shares																													$ 104
RSU outstanding | shares																													266,420
Warrants expiry date																						Nov. 03, 2027
Initial public offering [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Granted price | $ / shares																									$ 4.16
Number of warrants, granted | shares																									3,728,549
Underwriters [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Granted price | $ / shares																									$ 5.20
Number of warrants, granted | shares																									262,841